Employee Benefits, Changes in Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended			150 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Cash balance plan [Member]
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)				$ 0
Pension benefits [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 12,061
Fair value of plan assets at end of year	11,581	$ 12,061		11,581
Pension benefits qualified [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	11,956	11,116
Service cost	17	14	$ 11
Interest cost	296	325	419
Plan participants’ contributions	0	0
Actuarial loss (gain)	(414)	1,205
Benefits paid	(818)	(706)
Settlements, Curtailments, and Amendments	(2)	(1)
Foreign exchange impact	(3)	3
Benefit obligation at end of year	11,032	11,956	11,116	11,032
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	12,061	10,763
Actual return on plan assets	324	1,291
Employer contribution	15	712
Plan participants’ contributions	0	0
Benefits paid	(818)	(706)
Settlement	0	(1)
Foreign exchange impact	(1)	2
Fair value of plan assets at end of year	11,581	12,061	10,763	11,581
Funded status at end of year	549	105		549
Amounts recognized on the consolidated balance sheet at end of year, Assets	620	181		620
Amounts recognized on the consolidated balance sheet at end of year, Liabilities	(71)	(76)		(71)
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)	(11)	14	11
Settlement loss	134	121	0
Pension benefits qualified [Member] | Cash balance plan [Member]
Employee Benefits and Other Expenses Textual [Abstract]
Pension contributions	0
Settlement loss	133	121
Pension benefits nonqualified [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	556	572
Service cost	0	0	0
Interest cost	12	16	22
Plan participants’ contributions	0	0
Actuarial loss (gain)	(18)	25
Benefits paid	(49)	(57)
Settlements, Curtailments, and Amendments	0	0
Foreign exchange impact	0	0
Benefit obligation at end of year	501	556	572	501
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	49	57
Plan participants’ contributions	0	0
Benefits paid	(49)	(57)
Settlement	0	0
Foreign exchange impact	0	0
Fair value of plan assets at end of year	0	0	0	0
Funded status at end of year	(501)	(556)		(501)
Amounts recognized on the consolidated balance sheet at end of year, Assets	0	0		0
Amounts recognized on the consolidated balance sheet at end of year, Liabilities	(501)	(556)		(501)
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)	29	33	34
Settlement loss	2	3	2
Other benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	491	525
Service cost	0	0	0
Interest cost	11	16	23
Plan participants’ contributions	40	43
Actuarial loss (gain)	(34)	(15)
Benefits paid	(69)	(78)
Settlements, Curtailments, and Amendments	0	0
Foreign exchange impact	0	0
Benefit obligation at end of year	439	491	525	439
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	549	540
Actual return on plan assets	25	38
Employer contribution	5	6
Plan participants’ contributions	40	43
Benefits paid	(69)	(78)
Settlement	0	0
Foreign exchange impact	0	0
Fair value of plan assets at end of year	550	549	540	550
Funded status at end of year	111	58		111
Amounts recognized on the consolidated balance sheet at end of year, Assets	133	84		133
Amounts recognized on the consolidated balance sheet at end of year, Liabilities	(22)	(26)		$ (22)
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)	(38)	(34)	(32)
Settlement loss	$ 0	$ 0	$ 0